RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)	12 Months Ended
Jul. 31, 2024 CAD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Service fees	$ 16,701
Loan received from related parties	200,000
Repayment of Loan to related parties	$ 202,000